Post-employment benefits for employees (Details 4)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	0.90%	0.60%
Expected rate of pension increase	0.40%	0.50%	0.30%
Expected rate of salary increase	2.90%	2.70%	2.70%
Interest on savings account	2.20%	0.50%	0.10%
Current life expectancy for a 65-year-old male	22 years	22 years	22 years
Current life expectancy for a 65-year-old female	24 years	24 years	24 years
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	6.30%	3.30%	2.90%
Current life expectancy for a 65-year-old male	21 years	21 years	21 years
Current life expectancy for a 65-year-old female	23 years	23 years	23 years